Ordinary Shares	12 Months Ended
Dec. 31, 2024
Ordinary Shares [Abstract]
Ordinary shares
11.	Ordinary shares

In June 2020, the Company changed its authorized capital to US$ 50,000 (500,000,000 ordinary shares), with par value of $0.0001 per share.

On October 1, 2020, the Company completed its IPO on the NASDAQ Global Market of 3,333,400 American Depositary Shares (“ADS”). Each ADS represents 5 ordinary shares. The offering was at a price of US$9.25 per ADS for a total offering size of approximately US$30.8 million. The net proceeds raised from the IPO amounted to approximately RMB170.7 million (US$26.2 million) after deducting underwriting discounts and commissions and other offering expenses. The excesses of offering price over par value were recorded in additional paid-in capital.

On August 25, 2023, the Group entered into a share subscription agreement with Individual Investors, pursuant to which the Group agreed to issue and sell to such individual investors a total of 50,000,000 ordinary shares with a par value of US$0.0001 each of the Group, in the aggregate consideration of US$6,000,000.

On December 15, 2023, the Company announced that it planned to change its ADS Ratio, par value US$0.0001 per share, from the current ADS Ratio of one (1) ADS to five (5) ordinary shares to a new ADS Ratio of one (1) ADS to ten (10) ordinary shares (the “ADS Ratio Change”). Effective January 3, 2024, the Company effected a 1-for-2 reverse stock split.

On September 13, 2024, the Company announced that it planned to change its ADS Ratio, par value US$0.0001 per share, from the current ADS Ratio of one (1) ADS to ten (10) ordinary shares to a new ADS Ratio of one (1) ADS to one hundred (100) ordinary shares.

On November 18, 2024, the Company announced a dual-class stock structure that the ordinary shares were re-classified as Class A ordinary shares and Class B ordinary shares. Besides, the Company approved that the addition of 19,500,000,000 of authorized shares with a par value of US$0.0001 each. As a results, the authorized shares included (i) 19,700,000,000 Class A ordinary shares of a par value of US$0.0001 each, (ii) 100,000,000 Class B ordinary shares of a par value of US$0.0001 each; and (iii) 200,000,000 shares of a par value of US$0.0001 each of such class or classes as the board of directors may determine in accordance with the third amended and restated memorandum and articles of association of the Company.

On November 28, 2024, the Company entered into a share subscription agreement with certain individual investors and sell to individual investors a total of 1,800,000,000 Class A ordinary, in the aggregate consideration of US$34.2 million. The financing transaction was closed in January 2025.

As of December 31, 2023 and 2024, there were 116,667,000 ordinary shares outstanding, including 71,667,000 Class A ordinary shares and 45,000,000 Class B ordinary shares.